Deferred revenue - Summary (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Deferred revenue
Noncurrent	$ 9,209	₨ 599,612	₨ 458,703
Current	$ 13,379	871,098	539,562
Total		1,470,710	998,265	₨ 1,358,847
Global Distribution System provider
Deferred revenue
Total		1,365,932	866,712
Loyalty programme
Deferred revenue
Total		₨ 104,778	131,142
Other
Deferred revenue
Total			₨ 411